Finance expense	12 Months Ended
Mar. 31, 2018
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Finance expense

20. Finance expense

Finance expense consists of the following:

	Year ended March 31,
	2018	2017	2016
Interest expense	$3,215	$424	$265
Interest rate swaps	561	71	—
Debt issue cost	488	52	13

Total	$4,264	$547	$278